SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Purchase and Selling Transactions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Polysilicon [Member]
Purchasing And Selling Inventory [Line Items]
Purchase	$ 2,704,839
Solar wafer [Member]
Purchasing And Selling Inventory [Line Items]
Sell	155,869	7,459,649	1,126,939
Solar cell [Member]
Purchasing And Selling Inventory [Line Items]
Sell			2,409,196
Purchase	382,716	26,887,923	6,562,641
Solar module [Member]
Purchasing And Selling Inventory [Line Items]
Sell	1,790,579	1,148,789
Purchase			$ 12,523,974